Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 02, 2014
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jun. 02, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 02, 2014
Prospectus Date	rr_ProspectusDate	Jun. 02, 2014
Grant Park Multi Alternative Strategies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	nlfun_SupplementTextBlock

Effective immediately, the following information in the respective sections has been replaced:

Footnote 3 underneath the below fee table has been replaced in the section title “Fees and Expenses of the Fund” on page 1 of the Prospectus:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	None	None	None
Redemption Fee as a % of amount redeemed if sold within 30 days	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.18%	1.18%	1.18%	1.18%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%
Other Expenses(1)	0.59%	0.59%	0.59%	0.59%
Acquired Fund Fees and Expenses(1)(2)	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.04%	2.79%	1.79%	2.04%
Fee Waiver(3)	(0.06)%	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	2.73%	1.73%	1.98%

(1)  Based on estimated amounts for the current fiscal year.  The expenses of the Fund’s wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)  The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until September 30, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 fees, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.96%, 2.71%, 1.71% and 1.96% of each class's net assets, respectively, for Class A, Class C, Class I and Class N shares.  Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Grant Park Multi Alternative Strategies Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPAAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%
Grant Park Multi Alternative Strategies Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPACX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.73%
Grant Park Multi Alternative Strategies Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPAIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.73%
Grant Park Multi Alternative Strategies Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPANX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%

[1]	Based on estimated amounts for the current fiscal year. The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until September 30, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 fees, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.96%, 2.71%, 1.71% and 1.96% of each class's net assets, respectively, for Class A, Class C, Class I and Class N shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.